Related Party Transactions - Schedule of Key Management Compensation (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Key Management Compensation [Abstract]
Salaries and other short-term employee benefits	$ 6,671	$ 6,842